EMPLOYEE BENEFITS (Details) - Schedule of movement in retirements and resignation payments and other obligations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of movement in retirements and resignation payments and other obligations [Abstract]
Opening balance	$ 74,116	$ 93,570	$ 82,365
Increase (decrease) current service provision	(11,391)	(18,759)	11,242
Benefits paid	(5,136)	(8,634)	(4,390)
Actuarial (gains) losses	10,018	3,968	10,636
Currency translation	(11,374)	3,971	(6,283)
Closing balance	$ 56,233	$ 74,116	$ 93,570